Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities
22.	Commitments and Contingent Liabilities

Litigation

In the ordinary course of business, the nature of the Company’s business subjects it to claims, lawsuits, regulatory examinations and other proceedings. The Company is subject to several of these matters at the present time. Given the inherent difficulty of predicting the outcome of the litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, or where cases or proceedings are in the early stages, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. There can be no assurance that these matters will not have a material adverse effect on the Company’s results of operations in any future period and a material judgment could have a material adverse impact on the Company’s financial condition and results of operations. However, it is the opinion of management, after consultation with legal counsel that, based on information currently available, the ultimate outcome of these matters will not have a material adverse impact on the business, financial condition or operating results of the Company although they might be material to the operating results for any particular period, depending, in part, upon operating results for that period.

As noted in Footnote 3 “August 1, 2012 Technology Issue”, the Company experienced a technology issue at the open of trading at the NYSE on August 1, 2012. This issue was related to the installation of trading software and resulted in the Company’s broker dealer subsidiary, KCA, sending numerous erroneous orders in NYSE-listed and NYSE Arca securities into the market. The Company has since been named in two putative class actions and one derivative lawsuit relating to the technology issue and have received several derivative demand letters and/or requests for the inspection or production of certain books and records pursuant to Delaware law related to the technology issue and the August 2012 Recapitalization. In addition, the Company and/or KCA are the subject of regulatory investigations.

Since the announcement on December 19, 2012 of the signing of the Merger Agreement between the Company and GETCO, the Company, GETCO, as well as the individual members of the Company’s Board of Directors (the “Individual Defendants”), have been named as defendants in several lawsuits brought by certain purported Knight stockholders challenging the proposed Merger. The lawsuits generally allege, among other things, that the Merger fails to properly value Knight, that the Individual Defendants breached their fiduciary duties in approving the Merger Agreement and that those breaches were aided and abetted by GETCO. The lawsuits seek, among other things, to enjoin the defendants from completing the proposed Merger on the agreed–upon terms, rescission of the proposed Merger (to the extent it has already been consummated), monetary relief and attorneys’ fees and costs.

While the Company is currently unable to predict the outcome of any possible litigation or investigation related to the technology issue, the August 2012 Recapitalization, or the proposed Merger with GETCO, an unfavorable outcome in one or more of these matters could have a material adverse effect on our financial condition or ongoing operations. In addition, the Company expects to incur additional expenses in defending against litigation and in connection with investigations.

Legal

On August 17, 2012, the Company was named as a defendant in an action entitled Osgood v. Knight Capital Group, Inc. in the U.S. District Court for the Western District of Tennessee. Generally, this putative class action complaint alleged that Knight failed to disclose both its intention to install a new algorithm and the risks associated with such an algorithm. The plaintiff asserted claims under Section 10(b) and Rule 10b-5 of the federal securities laws and Tennessee statutes and common law, claiming that he and a class of Company stockholders who purchased the Company’s Class A common stock between February 29, 2012 and August 1, 2012, paid an inflated price. On December 20, 2012, plaintiff voluntarily dismissed the Osgood action in favor of the Fernandez action, described below.

On October 26, 2012, the Company, its Chairman and Chief Executive Officer, Thomas M. Joyce, and its Executive Vice President, Chief Operating Officer and Chief Financial Officer, Steven Bisgay, were named as defendants in an action entitled Fernandez v. Knight Capital Group, Inc. in the U.S. District Court for the District of New Jersey. Generally, this putative class action complaint alleges that the defendants made material misstatements and/or failed to disclose matters related to the events of August 1, 2012. The plaintiff asserts claims under Sections 10(b) and 20 and Rule 10b-5 of the federal securities laws, claiming that he and a class of the Company’s stockholders who purchased the Company’s Class A common stock between January 19, 2012 and August 1, 2012 paid an inflated price. The parties have entered into a scheduling order and expect plaintiff to file an amended complaint in March 2013.

As noted above, the Company has received several derivative demand letters requesting that it commence a lawsuit against certain directors and officers for alleged breaches of fiduciary duties, waste, wrongdoing, mismanagement and/or demanding that the Company produce certain books and records pursuant to Delaware law concerning the technology issue and the August 2012 Recapitalization.

Merger Litigation

Delaware Litigation. On December 28, 2012, a purported stockholder class action complaint was filed in the Court of Chancery of the State of Delaware, captioned Ann Jimenez McMillan v. Thomas M. Joyce, et al., Case No. 8163-VCP. The complaint names as defendants the Company, each member of the Company’s Board of Directors (the “Individual Defendants”), GETCO, and GA-GTCO, LLC. The complaint generally alleges, among other things, that the Individual Defendants violated their fiduciary duties by accepting an inadequate merger price, approving the transaction despite material conflicts of interest, and agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight. The complaint also alleges that the Company, GETCO, and GA-GTCO, LLC aided and abetted these purported breaches of fiduciary duties. The relief sought includes, among other things, an injunction prohibiting consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated), and attorneys’ fees and costs.

On December 28, 2012, a purported stockholder class action complaint was filed in the Court of Chancery of the State of Delaware, captioned Chrislaine Dominique v. Thomas M. Joyce, et al., Case No. 8159-VCP. The complaint names as defendants the Company, the Individual Defendants, GETCO, and GA-GTCO, LLC. The complaint generally alleges, among other things, that the Individual Defendants violated their fiduciary duties by accepting an inadequate merger price, approving the transaction despite material conflicts of interest, including that they were appointed by an investor group that included GETCO, and agreeing to a number of improper deal protection devices, which allegedly make it less likely that other bidders would make successful competing offers for Knight. The complaint also alleges that the Company and GETCO aided and abetted these purported breaches of fiduciary duties. The relief sought includes, among other things, an injunction prohibiting consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated), and attorneys’ fees and costs. On January 31, 2013, the Court of Chancery consolidated for all purposes the McMillan and Dominique actions into a single action captioned In re Knight Capital Group, Inc. Shareholder Litigation, Consolidated C.A. No. 8159-VCP.

New Jersey Litigation. On December 31, 2012, a purported stockholder class action complaint was filed in the Superior Court of New Jersey, Chancery Division of Hudson County, NJ, captioned Charles Bryan v. Knight Capital, et al., Case No. HUD-C-001-13. The complaint names as defendants the Company, the Individual Defendants, Jefferies & Company, Inc., Jefferies High Yield Trading, LLC, TD Ameritrade Holding Corp., Blackstone Capital Partners VI L.P., Blackstone Family Investment Partnership VI-ESC L.P., Blackstone Family Investment Partnership VI L.P., Stephens Investments Holdings LLC, Stifel Financial Corp., GETCO Strategic Investments, LLC, GETCO Holding Company LLC, and GA-GTCO, LLC. The complaint generally alleges that the Individual Defendants breached their fiduciary duties by accepting an inadequate merger price, agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight and approving the transaction despite material conflicts of interest, including that they were appointed by an investor group that included GETCO. The complaint further alleges that the entity defendants (except for Knight and GA-GTCO, LLC) breached alleged fiduciary duties in connection with the Individual Defendants’ approval of the Merger. The complaint also alleges that GETCO and GA-GTCO, LLC aided and abetted the Individual Defendants’ purported breaches of fiduciary duty. The relief sought includes, among other things, an injunction prohibiting the consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated) and attorneys’ fees and costs.

On December 31, 2012, a purported stockholder class action complaint was filed in the Superior Court of New Jersey, Chancery Division of Hudson County, NJ, captioned James Ward v. Knight Capital, et al., Case No. HUD-C-0003-13. The complaint names as defendants the Company, the Individual Defendants, Jefferies & Company, Inc., Jefferies High Yield Trading, LLC, TD Ameritrade Holding Corp., Blackstone Capital Partners VI L.P., Blackstone Family Investment Partnership VI-ESC L.P., Blackstone Family Investment Partnership VI L.P., Stephens Investments Holdings LLC, Stifel Financial Corp., GETCO Strategic Investments, LLC, GETCO Holding Company LLC, and GA-GTCO, LLC. The complaint generally alleges that the Individual Defendants breached their fiduciary duties by accepting an inadequate merger price, agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight and approving the transaction despite material conflicts of interest, including that they were appointed by an investor group that included GETCO. The complaint further alleges that the entity defendants (except for Knight and GA-GTCO, LLC) breached alleged fiduciary duties in connection with the Individual Defendants’ approval of the Merger. The complaint also alleges that GETCO and GA-GTCO, LLC aided and abetted the Individual Defendants’ purported breaches of fiduciary duty. The relief sought includes, among other things, an injunction prohibiting the consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated), and attorneys’ fees and costs.

New York Litigation. On January 15, 2013, the Company, the Individual Defendants, GETCO Holding Company LLC, GA-GTCO, LLC and General Atlantic were named as defendants in an action entitled Joel Rosenfeld v. Thomas M. Joyce, et al., Case No. 6540147/2013, in the Supreme Court of the State of New York (New York County). The plaintiff, Joel Rosenfeld, is one of the shareholders mentioned above who previously sent the Company a derivative demand letter. Generally, this complaint asserts both derivative and class action claims. First, it purports to assert derivative claims, which allege, among other things, that the seven Knight directors who were serving as of August 1, 2012 breached their fiduciary duties and wasted corporate assets by failing to erect and oversee effective safeguards to prevent against trading incidents, such as the one that occurred on August 1, 2012, for which Knight incurred a realized pre-tax loss of approximately $457.6 million. Second, it asserts putative class action claims resulting from the proposed Merger for (1) breach of fiduciary duty against the Individual Defendants; and (2) aiding and abetting the purported breach of fiduciary duty against GETCO, GA-GTCO, LLC, and General Atlantic. In particular, the complaint generally alleges that the Individual Defendants breached their fiduciary duties by approving the Merger at an inadequate price, agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight, and that certain of Knight’s directors have conflicts of interest in connection with the transaction, including that certain directors sought to enter into the transaction to avoid potential liability relating to the derivative claims asserted in the complaint. Plaintiff seeks, among other things, to enjoin the proposed Merger, rescission of the proposed Merger (to the extent it has already been consummated), and attorneys’ fees. With respect to the derivative claims, Plaintiff seeks, among other things, an order requiring Knight directors who were serving as of August 1, 2012 to pay restitution and/or compensatory damages in favor of Knight and/or the proposed class of Knight shareholders.

Regulatory

Subsequent to the August 1, 2012 technology issue, the SEC and other regulators commenced on-site examinations of KCA’s capital and liquidity condition. Those onsite examinations have concluded. Further, on or about August 9, 2012, the SEC began an examination of KCA’s compliance with SEC Rule 15c3-5 (the “Market Access Rule”) and other rules and regulations as they relate to the August 1, 2012 technology issue. The SEC issued a formal order of investigation concerning the Company and KCA on August 29, 2012. The investigation is ongoing and the Company is cooperating with the regulators. The Company is engaged in preliminary discussions with the SEC staff concerning a possible resolution of the investigation. The Company currently believes that any financial penalty in connection with a possible resolution of the SEC investigation would not have a material adverse effect on the consolidated long-term financial condition of the Company, although any financial penalty could be material to operating results for a particular period, depending, in part, upon operating results for that period.

Other Legal and Regulatory Matters

The Company owns subsidiaries including regulated entities that are subject to extensive oversight under federal, state and applicable international laws as well as SRO rules. Changes in market structure and the need to remain competitive require constant changes to our systems and order handling procedures. The Company makes these changes while continuously endeavoring to comply with many complex laws and rules. Compliance, surveillance and trading issues common in the securities industry are monitored by, reported to, and/or reviewed in the ordinary course of business by our regulators in the U.S. and abroad. As a major order flow execution destination and reverse mortgage originator, the Company is named from time to time in, or are asked to respond to a number of regulatory matters brought by U.S. regulators, foreign regulators and SROs that arise from our business activities. The Company is currently the subject of various regulatory reviews and investigations. In some instances, these matters may rise to a disciplinary action and/or civil or administrative action.

In the second quarter of 2012, the Company recorded pre-tax trading losses of $35.4 million related to the Facebook IPO. On August 1, 2012 Nasdaq’s proposed voluntary accommodation program (the “Accommodation Program”) was published in the Federal Register by the SEC. The Accommodation Program creates a fund for voluntary accommodations for qualifying Nasdaq members disadvantaged by problems that arose during the Facebook IPO. Under the Accommodation Program as proposed by Nasdaq, the Company would recover a portion of its pre-tax trading losses. The Accommodation Program, however, remains subject to SEC approval, and there can be no assurance that it will be approved by the SEC or that the terms will not change from those proposed. As previously disclosed, there are no assurances that the Company will be able to recover all or a portion of its pre-tax trading losses relating to the Facebook IPO.

The Company leases office space under noncancelable operating leases. Certain office leases contain fixed dollar-based escalation clauses. Rental expense under the office leases was $14.3 million, $14.5 million and $13.9 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Occupancy and equipment rentals on the Consolidated Statements of Operations.

The Company leases certain computer and other equipment under noncancelable operating leases and has entered into guaranteed employment contracts with certain employees. As of December 31, 2012, future minimum rental commitments under all noncancelable office, computer and equipment leases (“Gross Lease Obligations”), Sublease Income and guaranteed employment contracts longer than one year (“Other Obligations”) were as follows (in thousands):

Lease & Contract Obligations

	GROSS LEASE OBLIGATIONS	SUBLEASE INCOME	NET LEASE OBLIGATIONS	OTHER OBLIGATIONS
Year ending December 31, 2013	$22,565	$2,037	$20,528	$12,526
Year ending December 31, 2014	21,563	1,485	20,078	—
Year ending December 31, 2015	20,759	1,300	19,459	—
Year ending December 31, 2016	20,352	1,333	19,019	—
Year ending December 31, 2017	20,178	1,412	18,766	—
Thereafter through August 31, 2023	79,040	194	78,846	—

	$184,457	$7,761	$176,696	$12,526

During the normal course of business, the Company collateralizes certain leases or other contractual obligations through letters of credit or segregated funds held in escrow accounts. At December 31, 2012, the Company did not have any contractual obligations through letters of credit or segregated funds held in escrow accounts. As of December 31, 2011, the Company had provided a letter of credit for $1.0 million, collateralized by U.S. Treasury Bills, as a guarantee for one of the Company’s lease obligations. In the ordinary course of business, Knight Capital Group, Inc. also has provided, and may provide in the future, unsecured guarantees with respect to the payment obligations of certain of its subsidiaries under trading, repurchase, financing and stock loan arrangements, as well as under certain leases.

The Company has floating rate HECMs which the borrowers have additional borrowing capacity of approximately $478.1 million and $185.7 million as of December 31, 2012 and 2011, respectively. This additional borrowing capacity is primarily in the form of undrawn lines of credit, with the balance generally available on a scheduled payments basis.

During the normal course of business, the Company may enter into futures contracts. These financial instruments are subject to varying degrees of risks whereby the fair value of the securities underlying the financial instruments, may be in excess of, or less than, the contract amount. The Company is obligated to post collateral against certain futures contracts.

The following tables summarize the Company’s futures contract activity from continuing operations (in thousands):

	STATEMENTS OF FINANCIAL	FAIR VALUE OF ASSET OR (LIABILITY)
FUTURES CONTRACTS	CONDITION LOCATION	AS OF DECEMBER 31,
		2012	2011
Notional Value	Not Applicable	$(172,302)	$(18,196)

Fair Value	(Payable to) Receivable from brokers, dealers and clearing organizations	$(1,921)	$777

		GAIN (LOSS) RECOGNIZED
	STATEMENTS OF OPERATIONS LOCATION	FOR THE YEAR ENDED DECEMBER 31,
FUTURES CONTRACTS		2012	2011	2010
Unrealized gain (loss)	Net trading revenue	$23,138	$44,258	$(63,110)